Property plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [Abstract]
Schedule of property plant and equipment, net
	Machinery, equipment and vehicles	Computers	Office furniture and equipment	Leasehold improvements	Raw materials for property	Buildings	Total
Cost
As of January 1, 2021	5,871	592	250	1,757	—	—	8,470
Acquisitions through business combinations	1,686	325	110	592	—	—	2,713
Additions	1,545	1,078	461	423	439	6,064	10,010
Disposals	(646)	(122)	(25)	(193)	—	—	(986)
Effect of changes in exchange rates	34	(3)	(1)	—	—	—	30
As of December 31, 2021	8,490	1,870	795	2,579	439	6,064	20,237
Acquisitions through business combinations	391	65	120	43	—	—	619
Additions	3,125	2,075	677	3,543	—	20	9,440
Disposals	(464)	(23)	—	—	(439)	—	(926)
Effect of changes in exchange rates	267	(42)	(1)	(35)	—	(24)	165
As of December 31, 2022	11,809	3,945	1,591	6,130	—	6,060	29,535

Depreciation accrued
As of January 1, 2021	2,273	469	65	571	—	—	3,378
Additions	1,144	184	61	367	—	18	1,774
Disposals	(539)	(118)	(7)	(3)	—	—	(667)
Impairment loss	5,585	1,331	676	—	439	—	8,031
Effect of changes in exchange rates	27	4	—	—	—	—	31
As of December 31, 2021	8,490	1,870	795	935	439	18	12,547
Additions	99	496	74	838	—	205	1,712
Disposals	—	—	—	—	—	—	—
Impairment loss	3,343	1,552	696	4,326	(439)	—	9,478
Effect of changes in exchange rates	(123)	27	26	31	—	(6)	(45)
As of December 31, 2022	11,809	3,945	1,591	6,130	—	217	23,692

Carrying amount
As of December 31, 2021	—	—	—	1,644	—	6,046	7,690
As of December 31, 2022	—	—	—	—	—	5,843	5,843